FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

16.1 Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

16.1.1 Risk associated with exchange rates

Restrictions to the single free market for foreign exchange (“MULC”)

As mentioned in Note 1, the main global and Argentine economic variables have had a negative impact on financial markets affecting the cost of borrowing, hedging activities, liquidity and access to capital in general. In the local market, particularly, the shares of the main listed companies, sovereign bonds and the Argentine peso experienced a sharp drop in value.

Additionally, as from April 2020, through the issuance of Communication “A” 7001, subsequently amended by Communications “A” 7030, 7042, 7052, 7068 and 7138, the BCRA established measures that intensify the restrictions for access to the MULC, including measures related to the trading of stock market assets by companies.

In turn, on May 25, 2020 and June 19, 2020, the CNV issued General Resolutions No. 841 and 843, by means of which restrictions are established for the purchase and sale of negotiable securities in U.S. dollars, or the transfer of such securities to depositary companies abroad. Subsequently, by means of General Resolution No. 862, such agency provided certain flexibilities to the terms of permanence of such securities.

These measures aimed at restricting the MULC in order to contain the demand for dollars imply the request of prior authorization from the BCRA for certain transactions, including the following:

- Payment of dividends to non-residents;
- Payment of imports of certain goods abroad or cancellation of debts originated in the importation of such goods except for certain exceptions expressly provided for in the applicable regulations;
- The formation of foreign assets; and
- Payment of financial loans to non-residents.

In case of having requested access to the MULC, it must assume the commitment to enter and settle in the foreign exchange market, within five working days of its availability, those funds received abroad originated in the collection of loans granted to third parties, the collection of a time deposit or the sale of any type of asset, when the asset had been acquired, the deposit constituted or the loan granted after May 28, 2020.

Additionally, on September 15, 2020, the BCRA published Communications “A” 7105 and 7106 by which it is established, among other measures, that those who register financial debts with independent parties with principal maturities in foreign currency scheduled between October 15, 2020 and March 31, 2021, must submit to the BCRA a refinancing plan for the principal maturities based on the following criteria: (a) that the net amount for which the exchange market will be accessed in the original terms will not exceed 40% of the principal amount maturing in the period indicated above, and (b) that the remaining principal be, at least, refinanced with new external indebtedness with an average life of 2 years, provided that the new indebtedness is settled in the exchange market.

During 2021, although various regulations have been issued that, to a greater or lesser extent, provided for certain flexibility in access to the MULC, the BCRA continued to limit access to them in order to preserve its reserves and stabilize its exchange rate policy.

The aforementioned rule does not have immediate effect on the Company since the amortization of the principal of its marketable debentures occurs on May 2, 2025, which is not within the aforementioned term. On the other hand, as of the date of issuance of these consolidated financial statements, the Company paid all the interest installment corresponding to its financial debt on November 2, 2020.

Additionally, the exchange regime already determined as mandatory the entry and liquidation in local currency of the funds obtained as a result of the following operations and concepts, among others:

- Exports of goods and services;
- Collection of pre-financing, advances and post-financing of exports of goods;
- Exports of services;
- Disposal of foreign assets.

These foreign exchange restrictions, or those that may be enacted in the future, could affect the Company’s ability to access the official foreign exchange market to acquire the foreign currency necessary to meet its financial obligations. Assets and liabilities denominated in foreign currency as of December 31, 2021 have been valued considering the current exchange rates in the MULC.

Exchange rate risk management

In view of the main impacts of the aforementioned situation and those detailed in Note 1 to these Consolidated Financial Statements, the Company has implemented a series of measures to mitigate their impact. In this sense, the Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the eventual impacts on its equity and financial situation. The Company considers that its current financial position will allow it to comply, in the short term, with its foreign currency commitments. The Company’s financial statements should be read in light of these circumstances.

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 87% of the segment’s total revenues for the years ended December 31, 2021, 2020 and 2019. Total operating cost denominated in Argentine Pesos accounted for 81%, 80% and 84% for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, 2020 and 2019, 27%, 50% and 53% of total revenues are denominated in Argentine pesos, respectively.

tgs’ financial risk management policies are defined with the objective of mitigating the impact of exchange rate fluctuations on the Company’s foreign currency position. To this end, alternative investment evaluations are regularly carried out to diversify tgs’ investment portfolio among instruments denominated in U.S. dollars or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, if deemed appropriate, the Company enters into derivative financial instruments that allow hedging the fluctuation of the U.S. dollar on the positions in such currency in the long term. During fiscals years 2020 and 2019, the Company did not contract derivative financial instruments to hedge this risk.

However, the Company, in order to mitigate the impact on the future variation of the exchange rate, has placed funds in assets denominated in U.S. dollars. As of December 31, 2021, 73% of the Company’s fund placements are denominated in U.S. dollars.

For further information regarding the Company’s foreign currency position see “Note 18. Foreign currency assets and liabilities”.

Management of the Company estimates that, based on the net liability position as of December 31, 2021 and 2020, a 10% appreciation in the exchange rate of the U.S. dollar against the Argentine peso, with all other economic-financial variables stable, could have resulted in a pre-tax loss of Ps. 2,022,788 and Ps. 5,434,103, respectively. A 10% depreciation of the U.S. dollar against the Argentine peso would have an equal and opposite effect on the Statement of Comprehensive Income. This sensitivity analysis is theoretical as the actual impacts could differ significantly and vary over time.

Derivative financial instruments

In order to mitigate the exchange rate risk, during fiscal year 2021, tgs entered into both forward purchase operations of US dollars, as well as investments in mutual funds linked to the US dollar in order to hedge exposure to the risk associated with the exchange rate that derives from its financial debt.

At the end of this fiscal year, the net position is buying US dollars and amounts to US$ 10 million at a weighted average exchange rate of Ps. 119.15 maturing in February 2022. The fair value of the contracts as of December 31, 2021 amounts to a net liability position of Ps. 42,265, which is disclosed in the item Derivative financial instruments. These contracts are guaranteed for Ps. 78,477 which are disclosed in the caption “Other financial assets at fair value through profit or loss.”

16.1.2 Interest rate risk

Interest rate risk management seeks to reduce financial costs and limit the Company’s exposure to increases in interest rates. tgs’ exposure to risks associated with interest rate variations is limited given that all of its financial debt is subject to fixed interest rates. Information regarding the Company’s financing is disclosed in Note 13.

In addition, the main objective of the Company’s financial investment activities is to obtain the highest return by investing in low-risk and highly liquid instruments. The Company maintains a portfolio of cash equivalents and short-term investments comprised of investments in mutual funds and deposits in interest-bearing bank accounts, public and private securities. The risk of these instruments is low since they are mostly short-term and highly liquid in recognized financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policies are defined with the objective of reducing the impact of the loss of purchasing power. During the 2021, 2020 and 2019 fiscal years the Company has maintained a liability monetary position. As a consequence, tgs has recorded a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2021 and 2020:

	Financial assets		Financial liabilities (1)
	2021	2020	2021	2020
Fix interest rate	22,553,663	24,314,753	49,556,849	61,850,964
Variable interest rate	17,479,560	4,799,850	-	-
Total	40,033,223	29,114,603	49,556,849	61,850,964

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

16.1.3 Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Marketing segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sales prices of exported propane, butane and natural gasoline are determined according to international reference prices (Mont Belvieu for propane and butane and NWE ARA for natural gasoline). Additionally, most of the total sales of propane and butane that are made in the domestic market are made at prices set by the Ministry of Energy for the different market segments.

These prices have historically fluctuated in response to macroeconomic conditions and changes in supply and demand, which could affect tgs’ profitability. Especially during the first half of 2020, and due to the effect of COVID and the international oil market situation, the price of Liquids was negatively affected with year-on-year declines during that period in the order of 30%. However, as of the last quarter of 2020 and after the end of the year, international prices recovered sharply.

Based on volume of sales for the years ended December 31, 2021, 2020 and 2019, tgs estimated that, other factors being constant, a decrease of US$ 50 per ton in the international price of LPG and natural gasoline, respectively, would have decrease the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 2,247,959, Ps. 3,047,312 and Ps. 2,369,548, respectively. On the other hand, an increase of US$ 50 per ton in the international price would have had the opposite effect.

Derivative financial instruments

On July 23, 2018 tgs entered into an agreement with a recognized financial institution to hedge propane, butane and natural gasoline export prices (put contracts), with the objective of offsetting potential losses that could be generated in the event that export prices fall below breakeven prices (those that equal costs). Such agreement was effective between October 2018 and April 2020, according to the following monthly tons:

Period	Propane	Butane	Natural gasoline
October 2018 - April 2019	6,045	4,506	2,700
May 2019 - September 2019	-	-	4,100
October 2019	9,068	7,010	4,200
November 2019 - April 2020	13,098	10,014	6,000

In order to arrange such operation, the Company paid a premium of U.S.$ 3 million, which was classified as a financial asset measured at fair value through profit or loss, being recorded under “Derivative financial instruments”. The Company has not designated those instruments for the application of hedge accounting in accordance with the provisions of IFRS 9.

As of December 31, 2021 and 2020, the Company does not hold derivative financial instruments that cover the risk of changes in commodity prices.

16.1.4 Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

To measure the expected credit loss, receivables from sales have been grouped according to their characteristics in terms of credit risk and the time that has elapsed since maturity.

On this basis, the provision for losses for the year ended December 31, 2021 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Trade and other receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2021 and 2020, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2021	2020
Current trade receivables	10,756,021	9,479,095
Allowances for doubful accounts (1)	(132,521)	(200,029)
Total	10,623,500	9,279,066

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Likewise, the Company has credits for subsidies with the Argentine government for Ps. 1,246,096.

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2021, 2020 and 2019 and the sales receivable balances (net of allowances) as of December 31, 2021 and 2020 are set forth below:

	2021		2020		2019
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	6,068,906	1,442,363	8,896,666	2,176,289	12,019,559
Camuzzi Gas Pampeana S.A.	4,470,877	350,002	6,578,246	1,065,858	8,945,151
Naturgy Argentina	3,619,951	300,943	5,317,677	473,256	7,184,143
CAMMESA	2,772,294	612,967	3,535,855	1,005,463	2,749,488
Pampa Energía	855,551	327,428	1,269,833	463,383	1,651,360
Camuzzi Gas del Sur S.A.	1,033,392	151,421	1,574,291	221,831	2,210,576

The amounts of Liquids Production and Marketing net sales made to major customers during the years ended December 31, 2021, 2020 and 2019 and sales receivable balances (net of allowances) as of December 31, 2021 and 2020 are set forth below:

	2021		2020		2019
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	13,685,117	1,426,407	14,043,121	1,174,010	13,024,592
Petredec	-	-	1,043,349	-	2,061,636
Geogas Trading S.A.	3,800,056	2,687,682	434,033	-	3,476,753
Italgas S.A.	151,457	-	598,192	-	-
YPF	1,899,572	34,309	1,469,282	63,945	2,546,266
Petrobras Global Trading BV	5,623,159	-	6,808,862	428,809	9,136,707
Trafigura Beheer	6,925,555	691,580	-	-	-

Cash and financial placements

The credit risk on cash and cash equivalents and other financial placements is limited since tgs has short-term fund placement policies whose main objective is to obtain an adequate return based on market characteristics and minimizing risk exposure. These placements are diversified in different financial institutions with adequate credit ratings in order to limit exposure to a few financial institutions. The Company’s maximum exposure to credit risk will be given by the carrying value of assets included in cash and cash equivalents and other financial assets at amortized cost.

During the years 2021, 2020 and 2019 the Company has carried out transactions with financial instruments traded abroad, mainly national and provincial government bonds, which resulted in exchange losses of Ps. 1,896,864, Ps. 12,041,714 and nil, respectively, which are recorded as "Other financial results - Result from valuation at fair value of financial assets through profit or loss" in the Statement of comprehensive income for the year ended December 31, 2021.

Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2021 and 2020:

December 31, 2021
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	4,428,802	12,555,077	37,692
With specified maturity
Overdue
Until 12-31-2020	-	-	135,914
From 01-01-21 to 03-31-21	-	-	-
From 04-01-21 to 06-30-21	-	-	-
From 07-01-21 to 09-30-21	-	-	42,032
From 10-01-21 to 12-31-21	-	-	1,733,128
Total overdue	-	-	1,911,074

Non-due
From 01-01-22 to 03-31-22	-	693	10,065,902
From 04-01-22 to 06-30-22	-	587	301,842
From 07-01-22 to 09-30-22	-	376	57,932
From 10-01-22 to 12-31-22	-	255	482
During 2023	-	23,157,358	7,380
During 2024	-	-	-
During 2025	-	-	-
From 2026 onwards	-	-	-
Total non-due	-	23,159,269	10,433,538
Total with specified maturity	-	23,159,269	12,344,612
Total	4,428,802	35,714,346	12,382,304

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2020
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	7,023,927	3,201,152	59,371
With specified maturity
Overdue
Until 12-31-2019	-	-	207,199
From 01-01-20 to 03-31-20	-	-	1,137
From 04-01-20 to 06-30-20	-	-	675
From 07-01-20 to 09-30-20	-	-	35,373
From 10-01-20 to 12-31-20	-	-	3,250,649
Total overdue	-	-	3,495,033

Non-due
From 01-01-21 to 03-31-21	-	1,170	6,520,731
From 04-01-21 to 06-30-21	-	1,170	187,310
From 07-01-21 to 09-30-21	-	1,170	118,903
From 10-01-21 to 12-31-21	-	24,142	114,796
During 2022	-	20,767,400	10,479
During 2023	-	676	-
During 2024 onwards	-	-	-
Total non-due	-	20,795,728	6,952,219
Total with specified maturity	-	20,795,728	10,447,252
Total	7,023,927	23,996,880	10,506,623

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

16.1.5 Liquidity risk

This risk involves the difficulties that tgs may have in meeting its commercial and financial obligations. To this end, the expected cash flow is regularly monitored.

tgs has policies for borrowing funds whose main objective is to cover financing needs at the lowest cost according to market conditions. One of the Company’s main objectives is to have financial solvency. Given the current conditions of the financial market, the Company believes that the availability of resources and the positive cash flow from operations are sufficient to meet its current obligations, despite having credit lines for borrowing funds.

Additionally, a methodology is used for the analysis and assignment of credit limits to the different financial entities in order to minimize the associated liquidity risk. In line with this, the Company invests its liquid funds in financial entities with an adequate credit rating.

Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2021 and 2020. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2021
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2020	-	296,135	-
From 01-01-21 to 03-31-21	-	311	-
From 04-01-21 to 06-30-21	-	311	-
From 07-01-21 to 09-30-21	-	311	-
From 10-01-21 to 12-31-21	-	311	77,433
Total overdue	-	297,379	77,433

Non-due
From 01-01-22 to 03-31-22	42,265	7,221,483	192,086
From 04-01-22 to 06-30-22	1,733,400	42,180	192,086
From 07-01-22 to 09-30-22	-	-	192,086
From 10-01-22 to 12-31-22	1,733,400	-	192,086
During 2023	3,466,800	-	768,448
During 2024	3,466,800	-	768,448
During 2025	53,093,400	-	768,448
From 2026 onwards	-	-	459,056
Total non-due	63,536,065	7,263,663	3,532,744
Total with specified maturity	63,536,065	7,561,042	3,610,177
Total	63,536,065	7,561,042	3,610,177

December 31, 2020
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2019	-	324,909	-
From 01-01-20 to 03-31-20	-	469	-
From 04-01-20 to 06-30-20	-	469	-
From 07-01-20 to 09-30-20	-	469	-
From 10-01-20 to 12-31-20	-	469	95,887
Total overdue	-	326,785	95,887

Non-due
From 01-01-21 to 03-31-21	-	5,816,741	237,523
From 04-01-21 to 06-30-21	2,143,418	22,104	237,523
From 07-01-21 to 09-30-21	-	-	237,523
From 10-01-21 to 12-31-21	2,143,418	-	237,523
During 2022	4,286,837	-	950,217
During 2023	4,286,837	-	950,217
During 2024	4,286,837	-	950,217
During 2025	65,538,509	-	950,217
From 2026 onwards	-	-	567,640
Total non-due	82,685,856	5,838,845	5,318,600
Total with specified maturity	82,685,856	6,165,630	5,414,487
Total	82,685,856	6,165,630	5,414,487

16.1.6 Capital management risk.

The Company’s objectives in managing capital are to safeguard the Company’s ability to continue as a going concern, to achieve an optimal cost of capital structure and to support the investment process in order to provide returns to shareholders and benefits to other stakeholders.

tgs seeks to maintain a level of cash generation from its operating activities that will enable it to meet all of its commitments.

The Company monitors capital on the basis of the leverage ratio. This ratio is calculated as total financial debt (including “current financial debt” and “non-current financial debt” as shown in the Statement of Financial Position) divided by total capital. Total capital is calculated as “Shareholders’ Equity”, as shown in the Statement of Changes in Shareholders’ Equity, plus total financial debt.

During the years ended December 31, 2021 and 2020, the gearing ratio was as follows:

	2021	2020
Total debt (Note 13)	52,579,362	66,217,225
Total equity	120,592,771	99,661,694
Total capital	173,172,133	165,878,919
Gearing Ratio	0.30	0.40

16.2 Financial instruments by category and level of hierarchy

16.2.1 Categorization of financial instruments

The accounting policies for the categorization of financial instruments were explained in Note 4.e. In accordance with IFRS 7, IAS 32 and IFRS 9, non-financial assets and liabilities, such as contract and supplier liabilities, tax and social charges, income tax and deferred income tax are not included.

The categorization of financial assets and liabilities as of December 31, 2021 and 2020 is included below:

	December 31, 2021
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	10,623,500	10,623,500
Other receivables	-	1,617,900	1,617,900
Other financial assets at amortized cost	-	1,910	1,910
Other financial assets at fair value through profit or loss	13,267,914	-	13,267,914
Cash and cash equivalents	4,208,552	220,250	4,428,802
Total current assets	17,476,466	12,463,560	29,940,026

NON-CURRENT ASSETS
Other receivables	-	8,383	8,383
Other financial assets at amortized cost	-	22,444,522	22,444,522
Total non-current assets	-	22,452,905	22,452,905
Total assets	17,476,466	34,916,465	52,392,931

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	6,068,325	6,068,325
Derivative financial instruments	42,265	-	42,265
Loans	-	1,180,605	1,180,605
Payroll and social security taxes payables	-	1,169,970	1,169,970
Other payables	-	318,271	318,271
Total current liabilities	42,265	8,737,171	8,779,436

NON-CURRENT LIABILITIES
Loans	-	51,398,757	51,398,757
Total non-current liabilities	-	51,398,757	51,398,757
Total liabilities	42,265	60,135,928	60,178,193

	2020
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	9,279,066	9,279,066
Other receivables	-	1,016,052	1,016,052
Other financial assets at amortized cost	-	27,651	27,651
Other financial assets at fair value through profit or loss	3,201,152	-	3,201,152
Cash and cash equivalents	4,794,383	2,229,544	7,023,927
Total current assets	7,995,535	12,552,313	20,547,848

NON-CURRENT ASSETS
Other receivables	-	11,476	11,476
Other financial assets at amortized cost	-	20,768,077	20,768,077
Total non-current assets	-	20,779,553	20,779,553
Total assets	7,995,535	33,331,866	41,327,401

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,231,794	4,231,794
Loans	-	1,413,970	1,413,970
Payroll and social security taxes payables	-	1,496,841	1,496,841
Other payables	-	455,804	455,804
Total current liabilities	-	7,598,409	7,598,409

NON-CURRENT LIABILITIES
Loans	-	64,803,255	64,803,255
Total non-current liabilities	-	64,803,255	64,803,255
Total liabilities	-	72,401,664	72,401,664

16.2.2 Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs based on the lowest level of input significant to the overall fair value. These levels are:

Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the Bolsas y Mercados Argentinos S.A. (“BYMA”). Within this level, the Company includes those derivative financial instruments for which it was able to find an active market.

Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices).

Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2021 and 2020, there were no transfers between the different hierarchies used to determine the fair value of the Company’s financial instruments or reclassifications between categories of financial instruments.

The table below shows different assets at their fair value classified by hierarchy as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,208,552	-	-	4,208,552
Other financial assets at fair value through profit or loss	13,267,914	-	-	13,267,914
Total	17,476,466	-	-	17,476,466

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value
Derivative financial instruments	42,265	-	-	42,265
Total	42,265	-	-	42,265

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,794,383	-	-	4,794,383
Other financial assets at fair value through profit or loss	3,201,152	-	-	3,201,152
Total	7,995,535	-	-	7,995,535

The fair value amount of the financial assets is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2021, the carrying amount of certain financial instruments used by the Company, in cash, cash equivalents, other investments, accounts receivable and payable and short-term obligations is representative of fair value due to the short-term nature of these instruments. Also, the carrying value of non-current financial assets at amortized cost consists of time deposits made with financial institutions at current market rates.

The estimated fair value of Non-current loans is estimated based on quoted market prices (level 1). The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2021 and 2020, based on their quoted market price:

	As of December 31, 2021
	Carrying amount	Fair value
2018 Notes	49,556,849	45,208,681

	As of December 31, 2020
	Carrying amount	Fair value
2018 Notes	61,850,964	56,729,824